Finance debt (Tables)	12 Months Ended
Dec. 31, 2021
Finance Debt
Balance by type of finance debt

32.1.	Balance by type of finance debt
In Brazil	12.31.2021	12.31.2020
Banking Market	1,237	5,016
Capital Market	2,504	2,512
Development banks (*)	769	1,315
Others	7	11
Total	4,517	8,854
Abroad
Banking Market	8,525	13,581
Capital Market	19,527	27,625
Development banks (*)	-	201
Export Credit Agency	2,951	3,424
Others	180	203
Total	31,183	45,034
Total finance debt	35,700	53,888
Current	3,641	4,186
Non-current	32,059	49,702
(*)	It includes BNDES, FINAME, FINEP and New Development Bank (NDB)

Schedule of current finance debt

Current finance debt is composed of:

	12.31.2021	12.31.2020
Short-term debt	108	1,140
Current portion of long-term debt	3,063	2,383
Accrued interest on short and long-term debt	470	663
Total	3,641	4,186

Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities

	Balance at 12.31.2019	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2020
In Brazil	10,730	1,488	(1,080)	(352)	399	142	(2,474)	-	-	8,853
Abroad	52,530	15,535	(23,471)	(2,967)	3,187	1,667	(1,201)	(245)	-	45,035
	63,260	17,023	(24,551)	(3,319)	3,586	1,809	(3,675)	(245)	−	53,888
Debt restructuring			(1,176)	−
Deposits linked to financing (***)			−	162
Net cash used in financing activities			(25,727)	(3,157)
(*) It includes pre-payments.
(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

	Balance at 12.31.2020	Additions	Principal amorti zation (*)	Interest amorti zation (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Modification of contractual cash flows	Transfer to liabilities classified as held for sale	Balance at 12.31.2021
In Brazil	8,853	-	(4,274)	(267)	316	233	(344)	-	-	4,517
Abroad	45,035	1,885	(15,971)	(2,034)	2,407	186	(325)	-	-	31,183
	53,888	1,885	(20,245)	(2,301)	2,723	419	(669)	−	−	35,700
Debt restructuring			(1,102)	-
Deposits linked to financing (***)			(66)	72
Net cash used in financing activities			(21,413)	(2,229)
(*)	It includes pre-payments.
(**)	It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.
(***)	Deposits linked to financing with China Development Bank (CDB), with semiannual settlements in June and December.

Summarized Information on Current and Non-Current Finance Debt

Maturity in	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total (**)	Fair Value

Financing in U.S. Dollars (US$)(*):	2,540	2,564	3,354	2,746	1,686	15,228	28,118	30,063
Floating rate debt	2,154	2,564	2,676	1,934	1,143	897	11,368
Fixed rate debt	386	-	678	812	543	14,331	16,750
Average interest rate	5.0%	5.2%	5.5%	5.7%	6.2%	6.6%	6.3%
Financing in Brazilian Reais (R$):	1,006	409	620	211	402	1,870	4,518	4,462
Floating rate debt	663	263	263	130	130	496	1,945
Fixed rate debt	343	146	357	81	272	1,374	2,573
Average interest rate	5.9%	5.5%	5.0%	4.5%	4.1%	4.6%	4.9%
Financing in Euro (€):	49	-	14	492	-	664	1,219	1,347
Fixed rate debt	49	-	14	492	-	664	1,219
Average interest rate	4.7%	-	4.7%	4.7%	-	4.7%	4.7%
Financing in Pound Sterling (£):	46	-	-	-	744	1,055	1,845	2,019
Fixed rate debt	46	-	-	-	744	1,055	1,845
Average interest rate	6.2%	-	-	-	6.2%	6.4%	6.3%
Total as of December 31, 2021	3,641	2,973	3,988	3,449	2,832	18,817	35,700	37,891
Average interest rate	5.2%	5.3%	5.5%	5.6%	5.9%	6.5%	6.2%
Total as of December 31, 2020	4,186	3,282	5,892	5,961	6,229	28,338	53,888	61,517
Average interest rate	4.6%	4.8%	4.8%	5.1%	5.2%	6.4%	5.9%
(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	The average maturity of outstanding debt as of December 31, 2021 is 13.39 years (11.71 years as of December 31, 2020).

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2022	2023	2024	2025	2026	2027 and thereafter	12.31.2021	12.31.2020
Principal	3,171	3,066	4,071	3,524	2,909	19,816	36,557	55,130
Interest	1,806	1,631	1,549	1,381	1,295	22,895	30,557	38,953
Total	4,977	4,697	5,620	4,905	4,204	42,711	67,114	94,083
(*)	A maturity schedule of the lease arrangements (nominal amounts) is set out in note 23.

Lines of credit

32.4.	Lines of credit
						12.31.2021
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (*)	Syndicate of banks	3/27/2019	2/27/2024	3,250	−	3,250

Total				8,250	−	8,250

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	358	−	358
Petrobras	Bradesco	6/1/2018	5/31/2023	358	−	358
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	358	−	358
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	59	−	59
Total				1,133	−	1,133
(*)	In April 2021, PGT extended part of the Revolving Credit Facility. As such, US$ 2,050 will be available for withdrawal from February 28, 2024 until February 27, 2026.